Private Placement - Additional Information (Detail)		3 Months Ended
	Mar. 11, 2021 USD ($) $ / shares shares	Mar. 11, 2021 USD ($) $ / shares
Stock shares issued during the period | shares	23,000,000
Sale of stock issue price per share | $ / shares	$ 10.00	$ 10.00
Proceeds from initial public offer | $	$ 230,000,000.0	$ 230,000,000
Private Placement [Member]
Stock shares issued during the period | shares	760,000
Sale of stock issue price per share | $ / shares	$ 10.00	$ 10.00
Proceeds from initial public offer | $	$ 7,600,000